Restructuring	12 Months Ended
Mar. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring

4. Restructuring

During the year ended March 31, 2015, the Company recorded a restructuring charge of $1.2 million within the accompanying consolidated statements of operations. The restructuring charge consisted of employee severance costs in connection with the termination of employees in the United States and the United Kingdom. At March 31, 2016 and 2015, all obligations related to the restructuring action were fully paid and the Company does not expect to incur any additional costs related to this action.